INVESTMENT IN JET TALK (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JET TALK:
Schedule of investments in jet talk
	December 31, 2022	December 31, 2021	December 31, 2020

Revenues	-	-	-
Net loss Company share	705	3,722	7,636
Company's share in the loss of a company accounted by equity method, net	360	1,898	3,895